SHARE-BASED COMPENSATION (Schedule of Stock-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 4,036	$ 1,097	$ 1,651
Stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1,973	1,097	1,651
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1,695
G&A - Stock options & RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	3,668	1,097	1,651
R&D - Stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 368